CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Borrowing costs capitalised	$ 26,134	$ 13,856	$ 24,383
Capitalized interest rate	8.98%	5.39%	4.56%
Concessions under construction	$ 193,627	$ 669,540	$ 488,791
Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions under construction	$ 7,136,073	$ 6,266,955	$ 5,105,681